LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
LOSS PER SHARE

14. LOSS PER SHARE

	2023	2022	2021
Numerator
Net loss	$(20,267,365)	$(21,036,690)	$(15,669,093)
Denominator
Weighted average number of common shares outstanding	40,099,752	36,739,857	34,545,752
Weighted average number of common shares outstanding - diluted	40,099,752	36,739,857	34,545,752
Basic and diluted loss per share	$(0.51)	$(0.57)	$(0.45)

The effect of common share purchase options, warrants, compensation warrants and shares to be issued on the net loss in 2023, 2022 and 2021 is not reflected as they are anti-dilutive.